Filed pursuant to Rule 497(e)
File Nos. 333-169226 and 811-22468

ASHMORE FUNDS

Supplement dated October 3, 2017 to the Ashmore Funds Prospectus, Dated April 11, 2017 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Value Fund (each, a “Fund,” and together, the “Funds”) of Ashmore Funds (the “Trust”)

Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”) has terminated its subadvisory agreement with Ashmore Equities Investment Management (US) LLC (“AEIM” or the “Subadviser”) for the Funds with effect as of November 1, 2017 (the “Effective Date”). As of the Effective Date, the Investment Manager will assume full responsibility of the day-to-day management of the Funds’ portfolios pursuant to its Investment Management Agreement with the Trust with respect to the Funds. All references to AEIM or the Subadviser in the Prospectus are hereby eliminated or modified accordingly as of the Effective Date.

In connection with the changes described above, the following changes will be effective for the Funds as of the Effective Date:

1.          The paragraph entitled “Subadviser” in the sub-section entitled “Management of the Fund” within the section “Summary Information about the Funds—Ashmore Emerging Markets Small-Cap Equity Fund” is hereby deleted in its entirety.

2.          The paragraph entitled “Portfolio Managers” in the sub-section entitled “Management of the Fund” within the section “Summary Information about the Funds—Ashmore Emerging Markets Small-Cap Equity Fund” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers—Dhiren Shah and Patrick Cadell, co-portfolio managers of the Fund. Mr. Shah and Mr. Cadell have participated in the day-to-day management of the Fund since November 2017.

3.          The paragraph entitled “Subadviser” in the sub-section entitled “Management of the Fund” within the section “Summary Information about the Funds—Ashmore Emerging Markets Frontier Equity Fund” is hereby deleted in its entirety.

4.          The name of Ashmore Emerging Markets Value Fund is changed to “Ashmore Emerging Markets Equity Fund.” All references to Ashmore Emerging Markets Value Fund are hereby replaced with Ashmore Emerging Markets Equity Fund as of the Effective Date.

5.          The fourth, fifth, sixth and seventh paragraphs in the sub-section entitled “Principal Investment Strategies” in the section “Summary Information about the Funds—Ashmore Emerging Markets Value Fund” are hereby deleted in their entirety and replaced with the following:

In managing the Fund’s portfolio, the Investment Manager utilizes primarily a bottom-up process to identify securities with attractive growth prospects by looking at revenues, profits or historic growth (based on revenue or profit), whilst also overlaying a top-down process to identify further opportunities and risks.

The Investment Manager’s top-down analysis of Emerging Market Countries, as well as companies that are in the process of being privatized by an Emerging Market Country or that are less than 99% directly or indirectly owned by an Emerging Market Country, takes into account various factors, including market factors, macro-economic factors, political factors, local market development and the applicable investment restrictions in the market.

The Investment Manager uses a systematic, bottom-up process to select particular issuers for investment within each Emerging Market Country based on, among other factors, market valuations, prospective growth prospects, sustainability of competitive advantage, financial condition, asset backing and liquidity. Potential investments are then systematically ranked in accordance with the strength of fundamentals and attractiveness of valuation. The Investment Manager then selects particular issuers in an effort to produce a broad portfolio of investments in Emerging Market Countries.

6.          The fourth, fifth, sixth and seventh paragraphs in the sub-section entitled “Principal Investment Strategies” in the section “Principal Investments and Strategies of Each Fund—Ashmore Emerging Markets Value Fund” are hereby deleted in their entirety and replaced with the following:

In managing the Fund’s portfolio, the Investment Manager utilizes primarily a bottom-up process to identify securities with attractive growth prospects by looking at revenues, profits or historic growth (based on revenue or profit), whilst also overlaying a top-down process to identify further opportunities and risks.

The Investment Manager’s top-down analysis of Emerging Market Countries, as well as companies that are in the process of being privatized by an Emerging Market Country or that are less than 99% directly or indirectly owned by an Emerging Market Country, include the following:

•	Market Factors—including the relative attractiveness of the particular Emerging Market Country in comparison to its historic performance and with the performance of other emerging and world markets on the basis of fundamental values (e.g., price/earnings ratio, price/book value ratio, earnings growth, volatility, dividend yield, and debt/equity ratio).
•	Macro-Economic Factors—including the outlook for currencies, interest rates, commodities, economic growth, inflation, business confidence and scope for private sector initiative.
•	Political Factors—including the stability of the current government and its perceived attitudes towards foreign investment, private sector initiative and development of the capital markets.
•	Market Development—the development of the Emerging Market Country relative to developed markets in terms of market capitalization, level of trading activity, sophistication of capital market activities and shareholder protection.
•	Investment Restrictions—including the level of foreign ownership allowed in the Emerging Market Country, the method of investment allowed (e.g., direct investment or through funds), required holding periods, ability to repatriate earnings and applicable tax regulations.

The Investment Manager uses a systematic, bottom-up process to select particular issuers for investment within each Emerging Market Country based on, among other factors, market valuations, prospective growth prospects, sustainability of competitive advantage, financial condition, asset backing and liquidity. Potential investments are then systematically ranked in accordance with the strength of fundamentals and attractiveness of valuation. The Investment Manager then selects particular issuers in an effort to produce a broad portfolio of investments in Emerging Market Countries.

7.          The paragraph entitled “Subadviser” in the sub-section entitled “Management of the Fund” within the section “Summary Information about the Funds—Ashmore Emerging Markets Value Fund” is hereby deleted in its entirety.

8.          The paragraph entitled “Portfolio Managers” in the sub-section entitled “Management of the Fund” within the section “Summary Information about the Funds—Ashmore Emerging Markets Value Fund” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers— Dhiren Shah, lead portfolio manager of the Fund. Mr. Shah has participated in the day-to-day management of the Fund since November 2017.

9.          The sub-section entitled “Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Value Fund (for purposes of this section, the “Funds”)” within the section “Management of the Funds” is deleted in its entirety and replaced with the following:

Portfolio Managers: The individuals listed below share primary responsibility for the day-to-day management of the noted Fund.

Fund	Portfolio Manager	Since	Recent Professional Experience
Ashmore Emerging Markets Small-Cap Equity Fund	Patrick Cadell	November 2017	Patrick Cadell, Portfolio Manager, joined Ashmore in 2017. Prior to joining the Investment Manager, he joined the J.P. Morgan investment bank analyst training programme in 2008 and worked at J.P. Morgan Cazenove as a Corporate Finance Analyst on the UK Financial Institutions Team. In 2010, Patrick moved to Nevsky Capital as an Investment Analyst covering Emerging Asian Equities. The team he was part of then moved to Thames River Capital, which was subsequently acquired by Foreign and Colonial, where he progressed into a Portfolio Management role managing the F&C Directional Opportunities EM Equity fund. In 2015, Patrick joined Liontrust Investment Partners as a Partner and Portfolio Manager, where he was part of a team managing an EM Equity Fund. Mr. Cadell gained a 1st Class BSc in Economics from University College London.

	Dhiren Shah	November 2017	Dhiren Shah is the Head of All Cap Equity Investment team of the Investment Manager. Prior to joining the Investment Manager, Mr. Shah was with BlackRock Investment Management (UK) Limited (formerly Merrill Lynch Investment Managers). Throughout his career, he has been involved in the management of a range of Emerging Markets Equity products for both retail and institutional clients. In recent roles, Mr. Shah also had the responsibility as co-head and head of research for the Global Emerging Markets team at BlackRock. He is CFA charter holder and gained a 1st in Economics from University College London.

Ashmore Emerging Markets Frontier Equity Fund	Andy Brudenell	December 2015	Andy Brudenell is the Portfolio Manager of the Investment Manager responsible for the frontier equity markets. Prior to joining Ashmore, he was head of the Global Frontier Equity Strategy, and Lead Portfolio Manager at HSBC Global Asset Management. Prior to joining HSBC, he worked as a US Fund Manager at Scudder Investments and as an Asia Pacific Equities Analyst and Global Equities Portfolio Manager at Deutsche Asset Management. He holds an MSc from the London School of Economics and is a CFA Charterholder.

Ashmore Emerging Markets Equity Fund	Dhiren Shah	November 2017	See above.

Disclosure Related to Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Hard Currency Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Equity Opportunities Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Value Fund (each, a “Fund,” and together, the “Funds”)

The following changes will be effective as of October 3, 2017:

1.          The paragraph entitled “Right of Accumulation and Combined Purchase Privilege (Breakpoints)” in the sub-section entitled “Initial Sales Charges – Class A Shares” within the section “Classes of Shares” is hereby deleted in its entirety and replaced with the following:

Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A Shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A Shares of one or more of the series of the Trust into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A Shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A Shares of one or more series of the Trust with the current aggregate net asset value of all Class A, Class C and Institutional Class Shares of any series of the Trust held by accounts for the benefit of such Qualifying Investor for purposes of determining the applicable front-end sales charge.

2.          The first two paragraphs of the section entitled “How to Sell or Exchange Shares” are hereby deleted in their entirety and replaced with the following:

HOW TO SELL OR EXCHANGE SHARES

When you may redeem or exchange Class A or Class C Shares. You may sell your Class A or Class C Shares back to a Fund or exchange your Class A or Class C Shares of one Fund for shares of the same class of another series of the Trust on any day the NYSE is open through your financial intermediary, by sending a letter of instruction to the Funds, or by calling the Funds’ transfer agent at 866-876-8294. You may also be eligible to exchange your Class A or Class C Shares of one Fund for Institutional Class Shares of the same Fund if you (i) have invested in Class A or Class C Shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in Class A or Class C Shares and are in the process of transferring shares to such program (an “intra-Fund exchange”). In addition, if you have purchased Class A or Class C Shares as part of an employee benefit plan or employer-sponsored retirement plan, you may be potentially eligible to invest in Institutional Class Shares by reason of your investment in such employee benefit plan or employee-sponsored retirement plan. In such event, subject to the discretion of the Distributor and the limitations noted in this Prospectus, you may exchange your Class A or Class C Shares for Institutional Class Shares of equal aggregate value of the same Fund. No sales charges or other charges will apply to any such exchange. An intra-Fund exchange will generally be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program or involving an employee benefit plan or employer-sponsored retirement plan where the Class A or Class C Shares are available. The Distributor may agree with financial intermediaries to allow this exchange privilege for accounts currently subject to a CDSC and outside of pre-arranged, multiple-client transactions. In such situations, the financial intermediary may reimburse the Distributor for a portion of any CDSC that the Distributor would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by the Distributor to the financial intermediary in connection with the initial sale of the Class A or Class C Shares. You should contact a representative of your financial intermediary to learn more about the details of this intra-Fund exchange feature.

When you sell your Class A or C Shares back to a Fund, you will receive an amount equal to the NAV of the shares, minus any applicable CDSC or other fee. When you exchange your Class A or Class C Shares for shares of another series of the Trust or for Institutional Class Shares of the same Fund in accordance with the Trust’s exchange privilege, you will not pay any initial sales charges or CDSCs, and, if applicable, the original purchase date(s) for the shares exchanged will carry over to your investment in Class A or Class C Shares of the new series of the Trust for purposes of calculating any CDSC that you may pay upon redemption of such exchanged shares from the new series of the Trust.

3.          The seventh paragraph of the section entitled “How to Sell or Exchange Shares” is hereby deleted in its entirety and replaced with the following:

For taxable shareholders, an exchange is generally a taxable event that will generate capital gains or losses, and special rules may apply in computing tax basis when determining a gain or loss, although an intra-Fund exchange generally will not generate a gain or loss for a shareholder for federal income tax purposes. See “Taxes” in this prospectus and “Taxes” in the SAI.

4.          The eleventh paragraph of the section entitled “How to Sell or Exchange Shares” is hereby deleted in its entirety and replaced with the following:

When you may redeem or exchange Institutional Class Shares. You may sell your Institutional Class Shares back to a Fund or exchange your Institutional Class Shares of one Fund for Institutional Class Shares of another series of the Trust on any day the NYSE is open by sending a letter of instruction to the Funds, or by calling the Funds’ transfer agent at 866-876-8294. Institutional Class Shares of a Fund may not be exchanged for Class A or Class C Shares of the same Fund.

Filed pursuant to Rule 497(e)

File Nos. 333-169226 and 811-22468

ASHMORE FUNDS

Supplement dated October 3, 2017 to the Ashmore Funds Statement of Additional Information, Dated April 11, 2017 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Value Fund (each, a “Fund,” and together, the “Funds”) of Ashmore Funds (the “Trust”)

Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”) has terminated its subadvisory agreement with Ashmore Equities Investment Management (US) LLC (“AEIM” or the “Subadviser”) for the Funds with effect as of November 1, 2017 (the “Effective Date”). As of the Effective Date, the Investment Manager will assume full responsibility of the day-to-day management of the Funds’ portfolios pursuant to its Investment Management Agreement with the Trust with respect to the Funds. All references to AEIM or the Subadviser in the Statement of Additional Information are hereby eliminated or modified accordingly as of the Effective Date.

In connection with the changes described above, the following changes will be effective for the Funds as of the Effective Date:

1.          The name of Ashmore Emerging Markets Value Fund is changed to “Ashmore Emerging Markets Equity Fund.” All references to Ashmore Emerging Markets Value Fund are hereby replaced with Ashmore Emerging Markets Equity Fund as of the Effective Date.

2.          The section “The Subadviser” is deleted in its entirety.

3.          The sub-sections entitled “Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Value Fund” and “Ashmore Emerging Markets Frontier Equity Fund” within the section “Portfolio Managers” are hereby deleted in their entirety and replaced with the following:

Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Frontier Equity Fund

Investment decisions for the Funds are made by the individuals listed below.

Fund	Portfolio Manager	Since	Recent Professional Experience
Ashmore Emerging Markets Small-Cap Equity Fund	Patrick Cadell	November 2017	Patrick Cadell, Portfolio Manager, joined Ashmore in 2017. Prior to joining the Investment Manager, he joined the J.P. Morgan investment bank analyst training programme in 2008 and worked at J.P. Morgan Cazenove as a Corporate Finance Analyst on the UK Financial Institutions Team. In 2010, Patrick moved to Nevsky Capital as an Investment Analyst covering Emerging Asian Equities. The team he was part of then moved to Thames River Capital, which was subsequently acquired by Foreign and Colonial, where he progressed into a Portfolio Management role managing the F&C Directional Opportunities EM Equity fund. In 2015, Patrick joined Liontrust Investment Partners as a Partner and Portfolio Manager, where he was part of a team managing an EM Equity Fund. Mr. Cadell gained a 1st Class BSc in Economics from University College London.

	Dhiren Shah	November 2017	Dhiren Shah is the Head of All Cap Equity Investment team of the Investment Manager. Prior to joining the Investment Manager, Mr. Shah was with BlackRock Investment Management (UK) Limited (formerly Merrill Lynch Investment Managers). Throughout his career, he has been involved in the management of a range of Emerging Markets Equity products for both retail and institutional clients. In recent roles, Mr. Shah also had the responsibility as co-head and head of research for the Global Emerging Markets team at BlackRock. He is CFA charter holder and gained a 1st in Economics from University College London.

Ashmore Emerging Markets Frontier Equity Fund	Andy Brudenell	December 2015	Andy Brudenell is the Portfolio Manager of the Investment Manager responsible for the frontier equity markets. Prior to joining Ashmore, he was head of the Global Frontier Equity Strategy, and Lead Portfolio Manager at HSBC Global Asset Management. Prior to joining HSBC, he worked as a US Fund Manager at Scudder Investments and as an Asia Pacific Equities Analyst and Global Equities Portfolio Manager at Deutsche Asset Management. He holds an MSc from the London School of Economics and is a CFA Charterholder.

Ashmore Emerging Markets Equity Fund	Dhiren Shah	November 2017	See above.

4.          The table in the subsection entitled “Other Accounts Managed” in the section entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Investment Committee (Mark Coombs, Ricardo Xavier, Herbert Saller, Robin Forrest, Fernando Assad and Jan Dehn	3	$1,083,042,751	50	$11,019,815,433	77	$34,732,543,932
Andy Brudenell	0	$0	0	$668,168,415	0	$0
Patrick Cadell(1)	0	$0	3	$0	0	$0
Dhiren Shah(2)	0	$0	0	$0	0	$0

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5.          The table in the subsection entitled “Accounts and Assets for which the Advisory Fee is Based on Performance” in the section entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Investment Committee (Mark Coombs, Ricardo Xavier, Herbert Saller, Robin Forrest, Fernando Assad and Jan Dehn)	0	$0	21	$3,227,125,790	12	$4,668,720,858
Andy Brudenell	0	$0	0	$0	0	$0
Patrick Cadell(1)	0	$0	0	$0	0	$0
Dhiren Shah(2)	0	$0	0	$0	0	$0

(1) Mr. Cadell will commence management of Ashmore Emerging Markets Small Cap Equity Fund on November 1, 2017, and his Other Accounts Managed information is current as of September 29, 2017.

(2) Mr. Shah will commence management of Ashmore Emerging Markets Small Cap Equity Fund and Ashmore Emerging Markets Equity Fund on November 1, 2017, and his Other Accounts Managed information is current as of September 29, 2017.

6.          The tables entitled “Ashmore Emerging Markets Small-Cap Equity Fund” and “Ashmore Emerging Markets Value Fund” in the subsection entitled “Ownership of Securities” in the section entitled “Portfolio Managers” are deleted in their entirety and replaced with the following:

Ashmore Emerging Markets Small Cap Equity Fund

Patrick Cadell	None
Dhiren Shah	None

Ashmore Emerging Markets Equity Fund

Dhiren Shah	None

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Disclosure Related to Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Hard Currency Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Equity Opportunities Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Value Fund (each, a “Fund,” and together, the “Funds”)

The following changes will be effective as of October 3, 2017:

1.          The paragraph entitled “Right of Accumulation and Combined Purchase Privilege (Initial Sales Charge Breakpoints)” in the sub-section entitled “Initial Sales Charges – Class A Shares” within the section “Distribution of Trust Shares and Multiple Share Classes” is hereby deleted in its entirety and replaced with the following:

Right of Accumulation and Combined Purchase Privilege (Initial Sales Charge Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A Shares (the “Combined Purchase Privilege”) by combining concurrent purchases of Class A Shares of one or more of the Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A Shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A Shares of a Fund with the current aggregate net asset value of all Class A, Class C and Institutional Class Shares of any Fund held by accounts for the benefit of such Qualifying Investor.

2.          The following paragraph numbered (xiii) is added after the paragraph numbered (xii) in the list following the paragraph entitled “Waiver of Contingent Deferred Sales Charges (CDSCs)” in the sub-section entitled “Contingent Deferred Sales Charges (CDSCs) – Class A and Class C” within the section “Distribution of Trust Shares and Multiple Share Classes”:

(xiii) an intra-Fund exchange of Class A or Class C Shares for Institutional Class Shares where the financial intermediary has agreed to reimburse the Distributor for a portion of any CDSC that the Distributor would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by the Distributor to the financial intermediary in connection with the initial sale of the Class A or Class C Shares.

3.          The first two paragraphs starting with the paragraph entitled “Exchange Privilege” in the section “Share Purchases, Exchanges and Redemptions” are hereby deleted in their entirety and replaced with the following:

Exchange Privilege. As described and subject to any limits in the Prospectus under “How to Sell or Exchange Shares” and in this SAI, a shareholder may exchange shares of any Fund for shares of the same class of any other series of the Trust that is available for investment and may be eligible to exchange Class A or Class C Shares of one Fund for Institutional Class Shares of the same Fund (an “intra-Fund exchange”), on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any CDSC will carry over to the investment in the new Fund. For example, if a shareholder invests in Class C Shares of one Fund and 6 months later (when the CDSC upon redemption would normally be 1.00%) exchanges his shares for Class C Shares of another Fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% CDSC until one year after the date of the shareholder’s investment in the first Fund as described herein. An intra-Fund exchange will generally be permitted only in instances where the accounts are not currently subject to a CDSC. However, the Distributor may agree with financial intermediaries to allow an intra-Fund exchange for accounts currently subject to a CDSC in certain situations. Shareholders should contact a representative of their financial intermediary to learn more about the details of this intra-Fund exchange feature (please see the Prospectus for additional details).

Exchanges are subject to any minimum initial purchase requirements for each share class of each Fund. An exchange between Funds will constitute a taxable sale for federal income tax purposes, though an intra-Fund exchange generally will not generate gain or loss for a shareholder for federal income tax purposes.

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